REGULATORY MATTERS (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
REGULATORY MATTERS [Abstract]
Past due assets disposition plan amount to be reported		$ 1,000,000
Components of regulatory capital [Abstract]
Total shareholders' equity	134,975,000	102,627,000	119,085,000	109,861,000
Add (deduct) [Abstract]
Accumulated other comprehensive loss	(8,058,000)	(11,921,000)	(13,120,000)
Intangible assets	(3,975,000)	(7,609,000)
Maximum percentage of allowance for loan losses and allowance for unfunded lending commitments (in hundredths)	1.25%
Consolidated [Member]
Total capital to risk-weighted assets [Abstract]
Actual, Amount	204,663,000	174,547,000
Minimum for Adequately Capitalized Institutions, Amount	111,268,000	123,470,000
Actual, Ratio (in hundredths)	14.71%	11.31%
Minimum for Adequately Capitalized Institutions, Ratio (in hundredths)	8.00%	8.00%
Tier 1 capital to risk-weighted assets [Abstract]
Actual, Amount	185,948,000	144,265,000
Minimum for Adequately Capitalized Institutions, Amount	55,634,000	61,735,000
Actual, Ratio (in hundredths)	13.37%	9.35%
Minimum for Adequately Capitalized Institutions, Ratio (in hundredths)	4.00%	4.00%
Tier 1 capital to average assets [Abstract]
Actual, Amount	185,948,000	144,265,000
Minimum for Adequately Capitalized Institutions, Amount	92,026,000	92,338,000
Actual, Ratio (in hundredths)	8.08%	6.25%
Minimum for Adequately Capitalized Institutions, Ratio (in hundredths)	4.00%	4.00%
Components of regulatory capital [Abstract]
Total shareholders' equity	134,975,000	102,627,000
Add (deduct) [Abstract]
Qualifying trust preferred securities	47,678,000	38,183,000
Accumulated other comprehensive loss	8,058,000	11,921,000
Intangible assets	(3,975,000)	(7,609,000)
Disallowed capitalized mortgage loan servicing rights	(788,000)	(857,000)
Tier 1 capital	185,948,000	144,265,000
Qualifying trust preferred securities II	990,000	10,485,000
Allowance for loan losses and allowance for unfunded lending commitments limited to 1.25% of total risk-weighted assets	17,725,000	19,797,000
Total risk-based capital	204,663,000	174,547,000
Actual, minimum board imposed and ratios necessary to be well capitalized [Abstract]
Total Capital to Risk-Weighted Assets (in hundredths)	14.71%	11.31%
Tier 1 Capital to Average Total Assets (in hundredths)	8.08%	6.25%
Independent Bank [Member]
Total capital to risk-weighted assets [Abstract]
Actual, Amount	207,553,000	175,868,000
Minimum for Adequately Capitalized Institutions, Amount	111,063,000	123,254,000
Minimum for Well Capitalized Institutions, Amount	138,829,000	154,068,000
Actual, Ratio (in hundredths)	14.95%	11.41%
Minimum for Adequately Capitalized Institutions, Ratio (in hundredths)	8.00%	8.00%
Minimum for Well-Capitalized Institutions, Ratio (in hundredths)	10.00%	10.00%
Tier 1 capital to risk-weighted assets [Abstract]
Actual, Amount	189,777,000	156,104,000
Minimum for Adequately Capitalized Institutions, Amount	55,531,000	61,627,000
Minimum for Well-Capitalized Institutions, Amount	83,297,000	92,441,000
Actual, Ratio (in hundredths)	13.67%	10.13%
Minimum for Adequately Capitalized Institutions, Ratio (in hundredths)	4.00%	4.00%
Minimum for Well Capitalized Institutions, Ratio (in hundredths)	6.00%	6.00%
Tier 1 capital to average assets [Abstract]
Actual, Amount	189,777,000	156,104,000
Minimum for Adequately Capitalized Institutions, Amount	91,919,000	92,268,000
Minimum for Well-Capitalized Institutions, Amount	114,899,000	115,335,000
Actual, Ratio (in hundredths)	8.26%	6.77%
Minimum for Adequately Capitalized Institutions, Ratio (in hundredths)	4.00%	4.00%
Minimum for Well-Capitalized Institutions, Ratio (in hundredths)	5.00%	5.00%
Components of regulatory capital [Abstract]
Total shareholders' equity	186,384,000	152,987,000
Add (deduct) [Abstract]
Qualifying trust preferred securities	0	0
Accumulated other comprehensive loss	8,156,000	11,583,000
Intangible assets	(3,975,000)	(7,609,000)
Disallowed capitalized mortgage loan servicing rights	(788,000)	(857,000)
Tier 1 capital	189,777,000	156,104,000
Qualifying trust preferred securities II	0	0
Allowance for loan losses and allowance for unfunded lending commitments limited to 1.25% of total risk-weighted assets	17,776,000	19,764,000
Total risk-based capital	$ 207,553,000	$ 175,868,000
Actual, minimum board imposed and ratios necessary to be well capitalized [Abstract]
Total Capital to Risk-Weighted Assets (in hundredths)	14.95%	11.41%
Tier 1 Capital to Average Total Assets (in hundredths)	8.26%	6.77%
Board Established Ratios [Member]
Total capital to risk-weighted assets [Abstract]
Actual, Ratio (in hundredths)	11.00%
Tier 1 capital to average assets [Abstract]
Actual, Ratio (in hundredths)	8.00%
Actual, minimum board imposed and ratios necessary to be well capitalized [Abstract]
Total Capital to Risk-Weighted Assets (in hundredths)	11.00%
Tier 1 Capital to Average Total Assets (in hundredths)	8.00%
Minimum Ratio To Be Well Capitalized [Member]
Total capital to risk-weighted assets [Abstract]
Actual, Ratio (in hundredths)	10.00%
Tier 1 capital to average assets [Abstract]
Actual, Ratio (in hundredths)	5.00%
Actual, minimum board imposed and ratios necessary to be well capitalized [Abstract]
Total Capital to Risk-Weighted Assets (in hundredths)	10.00%
Tier 1 Capital to Average Total Assets (in hundredths)	5.00%